GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
4.	GOODWILL AND INTANGIBLE ASSETS
In connection with the Modcloth acquisition (Note 15), the Company recorded $6.7 million of goodwill.
The Company entered into a three-year master service agreement with a new customer for a $2.0 million contract acquisition fee on July 16, 2018. The agreement resulted in the acquisition of nine new contracts with different companies and brands. The cost is amortized over a three-year period, which ended in 2021.
In connection with the Betabrand and Modcloth acquisitions (Note 15), the Company’s amortization expense for capitalized software for the twelve months ended December 31, 2022 and 2021 was $224 thousand and $44 thousand, respectively.
As of December 31, 2022 and December 31, 2021, intangible assets consist of the following (in thousands):

	December 31, 2022	December 31, 2021
Contract acquisition cost	$2,000	$2,000
Software	1,166	1,174
Trade Name	4,617	—

	7,783	3,174
Less: Accumulated amortization	(2,290)	(2,062)

Intangible assets-net	$5,493	$1,112